Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive loss	Equity attributable to the Company’s shareholders	Non-controlling interest	Total equity
Balance at Jun. 30, 2018	$ 2,800	$ 3,932,786	$ 664,100	$ 14,512,124	$ (401,000)	$ 18,710,810	$ 11,137	$ 18,721,947
Balance (in Shares) at Jun. 30, 2018	28,000,000
Profit (loss) for the year				10,233,775		10,233,775	(61,414)	10,172,361
Foreign currency translation adjustment					(729,348)	(729,348)		(729,348)
Balance at Jun. 30, 2019	$ 2,800	3,932,786	664,100	24,745,899	(1,130,348)	28,215,237	(50,277)	28,164,960
Balance (in Shares) at Jun. 30, 2019	28,000,000
Profit (loss) for the year				5,649,451		5,649,451	(1,443)	5,648,008
Foreign currency translation adjustment					(837,040)	(837,040)		(837,040)
Distribustions to shareholders		(264,829)				(264,829)		(264,829)
Discontinued operation of company (YLS)							17,226	17,226
Balance at Jun. 30, 2020	$ 2,800	3,667,957	664,100	30,395,350	(1,967,388)	32,762,819	(34,494)	32,728,325
Balance (in Shares) at Jun. 30, 2020	28,000,000
Net Proceeds from the initial public offering	$ 558	21,660,735				21,661,293		21,661,293
Net Proceeds from the initial public offering (in Shares)	5,575,556
Shares issued to directors	$ 1	213,839				213,840		213,840
Shares issued to directors (in Shares)	6,000
Profit (loss) for the year				6,408,932		6,408,932	(9,033)	6,399,899
Foreign currency translation adjustment					3,265,403	3,265,403	(3,514)	3,261,889
Balance at Jun. 30, 2021	$ 3,359	$ 25,542,531	$ 664,100	$ 36,804,282	$ 1,298,015	$ 64,312,287	$ (47,041)	$ 64,265,246
Balance (in Shares) at Jun. 30, 2021	33,581,556